Share capital (Details Narrative)		9 Months Ended
	Jun. 12, 2019 USD ($) shares	Sep. 30, 2019 USD ($) Integers / number $ / shares shares
Disclosure of transactions between related parties [line items]
Stock option plan, description		The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years and are equity-settled.
Stock option available to be granted		1,410,000
Stock option granted		360,000
Number of directors | Integers / number		5
Private Placements [Member]
Disclosure of transactions between related parties [line items]
Proceeds from private placement | $		$ 5,000,000
Number of warrants issued		2,500,000
Value of warrant issued | $		$ 200,000
Term of warrants		5 years
Warrants exercise price | $ / shares		$ 8.00
Common stock shares issuable upon exercise of each warrant		Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five years term
Common stock issued for services, share	1,000,000
Common stock issued for services, value | $	$ 1,330,000